Business Combinations	6 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
BUSINESS COMBINATIONS

NOTE 3 – BUSINESS COMBINATIONS

On June 9, 2021, the Company’s PRC subsidiary, E-Home Pingtan entered into an equity transfer agreement to acquire 100% equity interests of Fuzhou Gulou Jiajiale Family Service Co. Ltd.(“Jiajiale”) in cash. The transaction to acquire 100% equity interests of Jiajiale was closed in December 2021 and after the acquisition, E-Home Pingtan owns 100% of the equity interest of Jiajiale. The purchase consideration in aggregate was RMB 200,000, among which RMB 200,000 was allocated to “goodwill” and Nil to net assets (based on preliminary assessment). The Company expects to achieve significant synergies from such acquisitions which it plans to complement its existing businesses. The acquired entities were considered insignificant, both individually and in aggregate. Results of the acquired entities’ operations have been included in the Company’s consolidated financial statements since the acquisition date.

In USD

Purchase consideration	31,369

Net assets acquired, excluding intangible assets and the related deferred tax liabilities	-
Intangible assets, net	-
Deferred tax liabilities	-
Noncontrolling interests	-
Goodwill	31,369
31,369

Goodwill, which is non-deductible for tax purposes, is primarily attributable to the synergies expected to be achieved from the acquisitions.

Neither the results of operations since the acquisition dates nor the pro forma results of operations of the acquirees were presented because the effects of these business combinations, both individually and in aggregate, were not significant to the Company’s consolidated results of operations.

The valuations used in the purchase price allocation described above were determined by the Company with the assistance of independent third-party valuation firm. The valuation reports considered generally accepted valuation methodologies such as the income, market and cost approaches. As the acquirees are all private companies, the fair value estimates of pre-existing equity interests and debt investment or noncontrolling interests are based on significant inputs considered by market participants which mainly include (a) discount rate, (b) projected terminal value based on future cash flows, (c) equity multiples or enterprise value multiples of companies in the same industries and (d) adjustment for lack of control or lack of marketability.